Stock-Based Compensation - Assumptions used in the analyses (Details) - Share-based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assumptions used in the analyses
Risk free rate of return	1.60%	2.50%
Expected volatility	24.90%	25.00%
Expected dividend yield	0.00%	0.00%
Discount for Lack of Marketability	20.00%	20.00%